Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Goldman Sachs Mortgage Company

(the “Loan Seller”)
GS Mortgage Securities Corporation II (the “Depositor” and together with the Loan Seller, the “Company”)

Goldman Sachs Bank USA
Goldman Sachs & Co. LLC

(collectively, the “Specified Parties”):

Re: GS Mortgage Securities Corporation Trust 2025-800D – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “GSMS 2025-800D Accounting Tape.xlsx” provided by the Loan Seller on March 6, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related mortgaged property (the “Mortgaged Property”) as of April 15, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by GS Mortgage Securities Corporation Trust 2025-800D, Commercial Mortgage Pass-Through Certificates, Series 2025-800D (the “Certificates”). The Loan Seller is responsible for the specified attributes identified by the Loan Seller in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Loan Seller”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Loan Seller to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Loan Seller and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Loan Seller and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Seller for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Seller for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Seller.
•	The term “Assumed SOFR” means the rate of 4.31400% which we were instructed to use by the Loan Seller where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed SOFR and Cut-off Date.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Loan Seller. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Loan Seller to perform and the associated findings are as follows:

A.	We compared the Compared Attributes (except for those with “Provided by the Loan Seller” in the “Source Document(s)” column of Attachment A) for the Mortgage Loan and Mortgaged Property included in the Data File, to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception (except for those with “Provided by the Loan Seller” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Loan Seller, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Mortgaged Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Loan Seller, (ii) the physical existence of the Mortgage Loan and related Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

March 6, 2025

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Originator	Amended Loan Agreement
Originator Entity Type	Amended Loan Agreement
Mortgage Loan Seller	Provided by the Loan Seller
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
General Property Type	Appraisal Report, Engineering Report
Detailed Property Type	Appraisal Report, Engineering Report
Flood Zone	Engineering Report, Insurance Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Unit Description	Underwriting File
Shell Capacity (MW)	Underwriting File
Trust Loan Original Balance ($)	Provided by the Loan Seller
Trust Loan Cut-off Date Balance ($)	Provided by the Loan Seller
Trust Loan Balloon Balance ($)	Provided by the Loan Seller
Pari Passu Split (Y/N)	Provided by the Loan Seller
Pari Passu Controlling Piece in Trust?	Provided by the Loan Seller
Pari Passu Companion Loan Original Balance (Non-trust)($)	Provided by the Loan Seller
Pari Passu Companion Loan Cut-off Date Balance (Non-trust)($)	Provided by the Loan Seller
Pari Passu Companion Loan Balloon Balance (Non-trust)($)	Provided by the Loan Seller
Non-Trust Future Funding ($)	Provided by the Loan Seller
A-1

ATTACHMENT A

Attribute	Source Document(s)
Administrative Fee Rate (%)	Provided by the Loan Seller
Margin(%)	Amended Loan Agreement
Mortgage Loan Index	Amended Loan Agreement
Float Rate Change Frequency (Mos)	Amended Loan Agreement
SOFR Floor(%)	Amended Loan Agreement
SOFR Strike Cap(%)	Rate Cap Confirmation
Extension Term Strike Rate(%)	Amended Loan Agreement
SOFR Cap Expiration	Rate Cap Confirmation
SOFR Cap Counterparty	Rate Cap Confirmation
SOFR Cap Counterparty Rating (MIS / S&P / FITCH)	Provided by the Loan Seller
SOFR Lookback Days	Amended Loan Agreement
Extension Options (Y/N)	Amended Loan Agreement
Extension Options (#/Mos)	Amended Loan Agreement
Extension Spread Increase Description	Amended Loan Agreement
First Extension Fee(%)	Amended Loan Agreement
Second Extension Fee(%)	Amended Loan Agreement
Third Extension Fee(%)	Amended Loan Agreement
Fully Extended Maturity Date	Amended Loan Agreement
Interest Accrual Method	Amended Loan Agreement
Interest Accrual Period	Amended Loan Agreement
Origination Date	Amended Loan Agreement
First Due Date	Amended Loan Agreement
Last IO Due Date	Amended Loan Agreement
First P&I Due Date	Amended Loan Agreement
Due Date	Amended Loan Agreement
Whole Loan Original Balance($)	Amended Loan Agreement, Draft Second Amendment to Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Whole Loan Balloon Balance($)	Amended Loan Agreement, Draft Second Amendment to Loan Agreement
Whole Loan Margin(%)	Amended Loan Agreement
Grace Period- Late Fee	Amended Loan Agreement
Grace Period- Default	Amended Loan Agreement
Amortization Type	Amended Loan Agreement
Maturity Date	Amended Loan Agreement
Lockbox	Amended Loan Agreement
Cash Management	Amended Loan Agreement
Cash Management Triggers	Amended Loan Agreement
Performance Test Trigger Level	Amended Loan Agreement
Cross-Collateralized (Y/N)	Amended Loan Agreement
Crossed Group	Amended Loan Agreement
Lockout Period	Amended Loan Agreement
Lockout Expiration Date	Amended Loan Agreement
Prepayment Begin Date	Amended Loan Agreement
Prepayment End Date	Amended Loan Agreement
Open Period Begin Date	Amended Loan Agreement
Open Period (Payments)	Amended Loan Agreement
Prepayment Type	Amended Loan Agreement
Prepayment Provision	Amended Loan Agreement
Partially Prepayable without Penalty	Amended Loan Agreement
Partially Prepayable without Penalty Description	Amended Loan Agreement
Partial Collateral Release Description	Amended Loan Agreement
Day of Month Prepayment Permitted	Amended Loan Agreement
Due on Sale	Amended Loan Agreement
Due on Encumbrance	Amended Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Other Subordinate Debt Balance ($)	Amended Loan Agreement, Subordinate Debt Agreement
Other Subordinate Debt Type	Amended Loan Agreement, Subordinate Debt Agreement
Future Debt Allowed?	Amended Loan Agreement
Mortgage Assumable?	Amended Loan Agreement
Assumption Fee	Amended Loan Agreement
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
As-Complete Appraisal Date	Appraisal Report
As-Complete Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
Single Tenant (Y/N)	Lease Abstract
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II Recommended (Y/N)	Phase I Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
PML or SEL (%)	Seismic Report, Engineering Report
Seismic Report Date	Seismic Report, Engineering Report
Earthquake Insurance Required (Y/N)	Engineering Report, Amended Loan Agreement, Insurance Report
Terrorism Insurance Required (Y/N)	Amended Loan Agreement, Insurance Report
Environmental Insurance Required (Y/N)	Amended Loan Agreement, Insurance Report
Blanket Insurance Policy (Y/N)	Insurance Report
Lien Position	Loan Policy of Title Insurance
A-4

ATTACHMENT A

Attribute	Source Document(s)
Ownership Interest	Loan Policy of Title Insurance
Condominium Present?	Amended Loan Agreement, Appraisal Report, Condominium Book
Ground Lease (Y/N)	Ground Lease
Annual Ground Lease Payment ($)	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date after all Extensions	Ground Lease
Underwritten EGI ($)	Underwriting File
Underwritten Expenses ($)	Underwriting File
Underwritten Net Operating Income ($)	Underwriting File
Underwritten Replacement Reserve ($)	Underwriting File
Underwritten TI / LC Reserve ($)	Underwriting File
Underwritten Other Reserve ($)	Underwriting File
Underwritten Net Cash Flow ($)	Underwriting File
Leased Capacity (MW)	Lease Abstract
Leased Capacity Date	Provided by the Loan Seller
Underwritten Rent Step Date	Underwriting File, Lease Abstract
Largest Customer by UW Total Monthly Recurring Revenue	Lease Abstract
Largest Customer UW Total Monthly Recurring Revenue($)	Underwriting File
Largest Customer by UW Monthly Recurring Revenue Lease Expiration	Lease Abstract
Upfront RE Tax Reserve ($)	Amended Loan Agreement
Ongoing RE Tax Reserve ($)	Amended Loan Agreement
Upfront Insurance Reserve ($)	Amended Loan Agreement
Ongoing Insurance Reserve ($)	Amended Loan Agreement
A-5

ATTACHMENT A

Attribute	Source Document(s)
Upfront Replacement Reserve ($)	Amended Loan Agreement
Ongoing Replacement Reserve ($)	Amended Loan Agreement
Replacement Reserve Caps ($)	Amended Loan Agreement
Upfront TI / LC Reserve ($)	Amended Loan Agreement
Ongoing TI / LC Reserve ($)	Amended Loan Agreement
TI / LC Caps ($)	Amended Loan Agreement
Upfront Debt Service Reserve ($)	Amended Loan Agreement
Ongoing Debt Service Reserve ($)	Amended Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Amended Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Amended Loan Agreement
Upfront Environmental Reserve ($)	Amended Loan Agreement
Ongoing Environmental Reserve ($)	Amended Loan Agreement
Upfront Other Reserve ($)	Provided by the Loan Seller
Ongoing Other Reserve ($)	Amended Loan Agreement
Other Reserve Description	Amended Loan Agreement
Letter of Credit?	Amended Loan Agreement
Letter of Credit Balance ($)	Amended Loan Agreement
Letter of Credit Description	Amended Loan Agreement
Release Provisions (Y/N)	Amended Loan Agreement
Loan Purpose	Amended Loan Agreement
Borrower Name	Amended Loan Agreement
Tenant In Common (Y/N)	Amended Loan Agreement
Sponsor	Amended Loan Agreement
Carve-out Guarantor	Guaranty, Amended Loan Agreement
Recourse	Guaranty, Amended Loan Agreement
Related Group	Provided by the Loan Seller
Single Purpose Borrower (Y/N)	Amended Loan Agreement
A-6

ATTACHMENT A

Attribute	Source Document(s)
Property Manager	Provided by the Loan Seller
Exit Fee	Amended Loan Agreement
A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Initial Pool Balance	Set to equal 100.0%
Pari Passu Companion Loan Monthly Debt Service (Non-trust)($)	Product of (i) Mortgage Loan Rate (%), (ii) Pari Passu Companion Loan Cut-off Date Balance (Non-trust)($), and (iii) 365/360, divided by 12, and rounded to the nearest penny
Pari Passu Companion Loan Annual Debt Service (Non-trust)($)	Pari Passu Companion Loan Monthly Debt Service (Non-trust)($) multiplied by 12
Mortgage Loan Rate (%)	Sum of (i) Margin(%) and (ii) the lower of Assumed SOFR and the SOFR Floor(%)
Mortgage Loan Interest Rate (At SOFR Cap)(%)	Sum of (i) Margin(%) and (ii) SOFR Strike Cap(%)
Mortgage Loan Annual Debt Service at SOFR Cap ($)	Product of (i) Mortgage Loan Interest Rate (At SOFR Cap)(%), (ii) the sum of Trust Loan Cut-off Date Balance ($) and Pari Passu Companion Loan Cut-off Date Balance (Non-trust)($), and (iii) 365/360
Mortgage Loan NCF DSCR at SOFR Cap(x)	Underwritten Net Cash Flow ($) divided by Mortgage Loan Annual Debt Service at SOFR Cap ($)
Fully Extended Original Term	Number of payments between and including the First Due Date and Fully Extended Maturity Date
Fully Extended Remaining Term	Fully Extended Original Term minus Seasoning
Fully Extended Amortization Term	For loans where Amortization Type equals ‘Interest Only’, set to 0; Otherwise, Number of payments between and including the First P&I Due Date and Fully Extended Maturity Date
Mortgage Loan Monthly Payment ($)	Product of (i) Mortgage Loan Rate (%), (ii) the sum of Trust Loan Cut-off Date Balance ($) and Pari Passu Companion Loan Cut-off Date Balance (Non-trust)($), and (iii) 365/360, divided by 12, and rounded to the nearest penny
Mortgage Loan Annual Debt Service ($)	Mortgage Loan Monthly Payment ($) multiplied by 12
Whole Loan Cut-Off Date Balance($)	Sum of Trust Loan Cut-off Date Balance ($) and Pari Passu Companion Loan Cut-off Date Balance (Non-trust)($)
Whole Loan Interest Rate(%)	Sum of (i) Whole Loan Margin(%) and (ii) the lower of Assumed SOFR and the SOFR Floor(%)
Whole Loan Monthly Payment($)	Product of (i) Mortgage Loan Rate (%), (ii) Whole Loan Cut-off Date Balance($), and (iii) 365/360, divided by 12, and rounded to the nearest penny
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Whole Loan Annual Payment($)	Whole Loan Monthly Payment($) multiplied by 12
Original Interest-Only Period (Mos.)	Number of payments between and including the First Due Date and Last IO Due Date
Remaining Interest-Only Period (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning
Original Term To Maturity (Mos.)	Number of payments between and including the First Due Date and Maturity Date
Remaining Term To Maturity (Mos.)	Original Term To Maturity (Mos.) minus Seasoning
Original Amortization Term (Mos.)	For loans where Amortization Type equals 'Interest Only', set to 0; Otherwise, Number of payments between and including the First P&I Due Date and Maturity Date
Remaining Amortization Term (Mos.)	Original Amortization Term (Mos.) minus Seasoning, subject to a minimum of 0.
Seasoning	Number of payments between and including the First Due Date and Cut-off Date, subject to a minimum of 0.
Cut-off Date As-Is LTV Ratio (%)	Sum of Trust Loan Cut-off Date Balance ($) and Pari Passu Companion Loan Cut-off Date Balance (Non-trust)($), divided by As-Is Appraised Value ($)
As-Stabilized LTV Ratio at Maturity (%)	Sum of Trust Loan Balloon Balance ($), Pari Passu Companion Loan Balloon Balance (Non-trust)($) and Non-Trust Future Funding ($), divided by As-Stabilized Appraised Value ($)
Mortgage Loan Underwritten NOI DSCR (x)	Underwritten Net Operating Income ($) divided by Mortgage Loan Annual Debt Service ($)
Mortgage Loan Underwritten NOI Debt Yield (%)	Underwritten Net Operating Income ($) divided by the sum of Trust Loan Cut-off Date Balance ($) and Pari Passu Companion Loan Cut-off Date Balance (Non-trust)($)
Mortgage Loan Underwritten NCF DSCR (x)	Underwritten Net Cash Flow ($) divided by Mortgage Loan Annual Debt Service ($)
Mortgage Loan Underwritten NCF Debt Yield (%)	Underwritten Net Cash Flow ($) divided by the sum of Trust Loan Cut-off Date Balance ($) and Pari Passu Companion Loan Cut-off Date Balance (Non-trust)($)
Leased Capacity (MW)(%)	Leased Capacity (MW) divided by Shell Capacity (MW)

B-2